UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2013
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2013

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2013


Shareholder Letter...........................................................  1
Market Overview..............................................................  2
Performance Summaries and Portfolio Components...............................  4
Understanding Your Fund Expenses............................................. 20
Portfolio of Investments..................................................... 21
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Statements of Changes in Net Assets - Membership Interest Activity........... 50
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 60
Additional Information....................................................... 65


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively, the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Portfolios. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Portfolios.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

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SHAREHOLDER LETTER
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Defined Portfolio Fund, LLC.

The report you hold contains detailed information about the eight portfolios in the First Defined Portfolio Fund, LLC over the six months ended June 30, 2013. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 13.82% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Portfolio's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2013


[PHOTO OMITTED]        ROBERT F. CAREY, CFA
                       SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
                       FIRST TRUST ADVISORS L.P.

Mr. Carey has over 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


STATE OF THE ECONOMY/INVESTING

The Federal Reserve has maintained an easy monetary policy since September 2007, when it began lowering the federal funds target rate from 5.25% to 0.25%. The target rate has stood at 0.25% since December 2008. In addition to lowering the benchmark lending rate to nearly zero, the Federal Reserve also increased the size of its balance sheet of securities from approximately $800 billion in 2008 to $3.46 trillion on July 10, 2013. That is a tremendous amount of stimulus. While economic growth has been modest in this recovery relative to previous recoveries that produced GDP growth rates ranging from 4% to 6% for extended periods of time, on a calendar quarter basis, U.S. GDP growth has exceeded 2.0% (annualized) in 9 out of the past 15 quarters through Q1'13, according to data from the Bureau of Economic Analysis. The growth rate reached the 4.0% (annualized) level on two occasions. In our opinion, this recovery has lacked consistency due to a multitude of challenges, including too much government spending and an excessive regulatory climate, especially for small businesses.

One silver lining is that CEOs seem ready to act. A recent global survey of chief executives from PricewaterhouseCoopers LLP revealed that 97% of the 246 CEOs polled see innovation as the top priority for their companies today. Thirty-seven percent of CEOs think that they need to be directly involved in driving innovation within their businesses, while 34% think their role also includes being a "visionary." The findings from this survey are vastly different than three years ago when only 12% of CEOs were spearheading an innovation strategy. We believe this change in sentiment could bode well for equity investors moving forward.

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted double-digit total returns in the first half of 2013. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 13.82%, 14.59%, and 16.23%, respectively, according to Bloomberg. All 10 major sectors in the S&P 500 posted gains, and six posted double-digit gains. The top-performing sector was health care, up 20.26%, as measured by the S&P 500 Health Care Index. The sector with the poorest showing was materials, up 3.12%, as measured by the S&P 500 Materials Index. Materials and commodities, in general, have been out of favor with investors since the economic slowdown in Europe stemming from its sovereign debt crisis and the tempering of growth in China, which tends to be one of the most aggressive consumers of commodities.

The following insight is as of July 18, 2013, so it was released after 6/30/13. It is too good not to note, in our opinion. The S&P 500 is up 149.7% (price-only) from its closing low on 3/9/09 (1,592 days). The current bull market now ranks as the fifth strongest of all-time, according to Bespoke Investment Group. The strongest bull market for the S&P 500 was the 582.1% gain posted from 12/4/87 to 3/24/00 (4,494 days). The S&P 500 closed July 17's trading session at an all-time high of 1689.37. The index level would need to rise from 1689.37 to 1743.30 without a 20% decline (closing basis) to move from fifth to fourth in the strongest bull rankings, according to Bespoke.

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MARKET OVERVIEW (CONTINUED)
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2013


In the U.S. bond market, the top-performing major debt group in the first half of 2013 was, once again, high-yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 1.42%. The next closest domestic category was intermediate Treasuries, down 1.28%, as measured by the Barclays Capital U.S. Treasury: Intermediate Index. The Barclays Capital Municipal Bond: Long Bond (22+) Index posted the weakest return, down 4.07%.

FOREIGN STOCKS AND BONDS

Securities markets based in developed nations outperformed those in emerging nations in the first half of 2013. The Barclays Capital Global Aggregate Index of higher-quality debt posted a total return of -4.83% (USD), compared to a decline of 6.04% (USD) for the Barclays Capital Global Emerging Markets Index of debt securities. The MSCI World Index (ex U.S.) posted a total return of 3.43%
(USD), compared to -9.51% for the MSCI Emerging Markets Index. The U.S. dollar provided some drag on returns from investments overseas for U.S. investors by appreciating 4.2% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2013, the Target Managed VIP Portfolio posted a total return of 12.75% versus 14.06% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $10.59 to $11.94 during the period.

Of the Portfolio's 122 stocks, 93 advanced and 29 declined over the period. The Portfolio underperformed its benchmark because of poor selection in the telecommunication and utility sectors. Despite positive selection and allocation from the consumer discretionary, health care and information technology sectors, performance still lagged the benchmark. Part of the underperformance came from the 1/6th weight to European stocks. Economic recovery in the Euro region has been slow as headwinds from its debt crisis continue to depress equity returns. The top-contributing stocks were Home Depot (The), Inc. (HD), Gilead Sciences, Inc. (GILD) and Yahoo!, Inc. (YHOO). The worst-contributing stocks were Oracle Corp. (ORCL), Enel SpA, ADR (ENLAY) and RWE AG, ADR (RWEOY).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

            Target Managed VIP   Dow Jones Industrial   Russell 3000(R)
            Portfolio (a)        Avg.(SM)(b)            Index(c)
Dec. 02       $10,000             $10,000                $10,000
Dec. 03        13,493              12,829                 13,106
Dec. 04        15,147              13,509                 14,673
Dec. 05        16,244              13,741                 15,576
Dec. 06        18,114              16,358                 18,038
Dec. 07        19,830              17,811                 18,984
Dec. 08        10,943              12,125                 11,903
Dec. 09        12,364              14,875                 15,278
Dec. 10        14,729              16,966                 17,865
Dec. 11        14,482              18,389                 18,048
Dec. 12        16,368              20,272                 21,010
June 13        18,454              23,353                 23,964

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
Target Managed VIP Portfolio (a)  10/6/99    12.75%        17.40%        1.71%            5.09%           1.30%
Dow Jones Industrial Avg.(SM)(b)             15.20%        18.87%        8.64%            7.91%           4.97%
Russell 3000(R) Index (c)                    14.06%        21.47%        7.24%            7.80%           4.07%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the period prior to April 30, 2002, reflects the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Exxon Mobil Corp.                       4.7%
Home Depot (The), Inc.                  4.6
UnitedHealth Group, Inc.                3.5
Oracle Corp.                            3.4
Pfizer, Inc.                            3.3
Travelers (The) Cos., Inc.              3.3
Regeneron Pharmaceuticals, Inc.         3.2
Yahoo!, Inc.                            3.1
International Business Machines Corp.   2.9
Comcast Corp., Class A                  2.9
----------------------------------------------
                               Total   34.9%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 25.2%
Health Care                            20.4
Information Technology                 18.5
Financials                              8.4
Energy                                  7.4
Industrials                             5.9
Utilities                               4.8
Telecommunication Services              4.3
Consumer Staples                        3.1
Materials                               2.0
----------------------------------------------
                               Total  100.0%
                                      ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2013, The Dow(R) DART 10 Portfolio posted a total return of 19.24% versus 15.20% for the Dow Jones Industrial Average(SM) over the same period. The NAV increased from $12.06 to $14.38 during the period.

Of the Portfolio's 10 stocks, all advanced while none declined over the period. Hewlett-Packard Co. (HPQ) was up 76%, American Express Co. (AXP) was up 31% and UnitedHealth Group, Inc. (UNH) was up 22% during the first half of this year. These three stocks were the primary reason this Portfolio outperformed its Dow Jones Industrial benchmark. International Business Machines Corp. (IBM) was the largest detractor from relative performance, up only 1%.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

                 The Dow(R) DART 10             Dow Jones Industrial
                 Portfolio                      Avg.(SM)(a)
Dec. 02           $10,000                          $10,000
Dec. 03            11,991                           12,829
Dec. 04            12,450                           13,509
Dec. 05            12,049                           13,741
Dec. 06            15,129                           16,358
Dec. 07            15,229                           17,811
Dec. 08            10,888                           12,125
Dec. 09            12,407                           14,875
Dec. 10            14,484                           16,966
Dec. 11            15,602                           18,389
Dec. 12            17,278                           20,272
June 13            20,602                           23,353

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
The Dow(R) DART 10 Portfolio     10/6/99     19.24%        22.18%        9.53%            6.77%           2.68%
Dow Jones Industrial Avg.(SM)(a)             15.20%        18.87%        8.64%            7.91%           4.97%
--------------------------------------------------------------------------------------------------------------------------

(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Hewlett-Packard Co.                    15.0%
American Express Co.                   11.0
UnitedHealth Group, Inc.               10.1
Intel Corp.                             9.9
McDonald's Corp.                        9.4
Pfizer, Inc.                            9.3
Travelers (The) Cos., Inc.              9.3
AT&T, Inc.                              8.8
Exxon Mobil Corp.                       8.8
International Business Machines Corp.   8.4
----------------------------------------------
                               Total  100.0%
                                      ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 33.3%
Financials                             20.3
Health Care                            19.4
Consumer Discretionary                  9.4
Telecommunication Services              8.8
Energy                                  8.8
----------------------------------------------
                               Total  100.0%
                                      ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2013, The Dow(R) Target Dividend Portfolio posted a total return of 15.34% versus 13.85% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV increased from $10.43 to $12.03 during the period.

Of the Portfolio's 20 stocks, 19 advanced and 1 declined over the period. The Portfolio outperformed its benchmark primarily because of an overweight in the financials sector, which was one of the best-performing sectors in the S&P 500 benchmark. Additionally, the Portfolio did not hold any information technology stock, which was the second worst-performing sector in the S&P 500 benchmark. The top three contributing stocks were FirstMerit Corp. (FMER), Black Hills Corp. (BKH) and First Niagara Financial Group, Inc. (FNFG). The three worst contributing stocks were FirstEnergy Corp. (FE), Commercial Metals Co. (CMC) and Trustmark Corp. (TRMK).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          May 2, 2005 - June 30, 2013

            The Dow(R) Target     Dow Jones U.S. Select
            Dividend Portfolio    Dividend Index(SM)(a)     S&P 500(R) Index (b)
May 05        $10,000                 $10,000                    $10,000
Dec. 05         9,870                  10,529                     10,879
Dec. 06        11,660                  12,587                     12,598
Dec. 07        11,790                  11,938                     13,290
Dec. 08         7,010                   8,240                      8,373
Dec. 09         8,000                   9,157                     10,589
Dec. 10         9,321                  10,835                     12,184
Dec. 11         9,881                  12,180                     12,441
Dec. 12        10,432                  13,501                     14,432
June 13        12,032                  15,370                     16,427

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR       SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN
The Dow(R) Target Dividend
   Portfolio                       5/2/05      15.34%        17.25%         6.87%           2.29%
Dow Jones U.S. Select Dividend
   Index(SM)(a)                                13.85%        18.45%        10.37%           5.40%
S&P 500(R) Index (b)                           13.82%        20.60%         7.01%           6.27%
--------------------------------------------------------------------------------------------------------------------------

(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. (The index reflects no deduction for fees, expenses or taxes).

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
FirstMerit Corp.                        6.1%
Black Hills Corp.                       5.9
First Niagara Financial Group, Inc.     5.5
People's United Financial, Inc.         5.4
Northrop Grumman Corp.                  5.3
Allstate Corp.                          5.2
Cincinnati Financial Corp.              5.1
BB&T Corp.                              5.1
Universal Corp.                         5.0
Republic Services, Inc.                 5.0
----------------------------------------------
                               Total   53.6%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             56.1%
Utilities                              19.2
Industrials                            10.4
Consumer Staples                        9.9
Materials                               4.4
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2013, the Global Dividend Target 15 Portfolio posted a total return of 2.19% versus 8.43% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV increased from $24.61 to $25.15 during the period.

Of the Portfolio's 15 stocks, 6 advanced and 9 declined over the period. The Portfolio underperformed its benchmark primarily due to the ten international holdings. The five U.S. holdings in the Portfolio were in the top six overall performing stocks. The top contributing information technology stocks were Hewlett-Packard Co. (HPQ), Intel Corp. (INTC) and Vodafone Group PLC (VOD LN). The U.K. positions also had some positive contributing stocks while the three worst-performing stocks all came from the Hong Kong portion of the portfolio. The three worst contributing stocks were CITIC Pacific Ltd. (267 HK), China Petroleum & Chemical Corp. (386 HK) and China Construction Bank Corp. (939 HK). A slowdown in Chinese GDP growth expectations has fueled poor stock performance in the region.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

            Global Dividend               MSCI Developed Markets
            Target 15 Portfolio (a)       World Index (b)
Dec. 02          $10,000                     $10,000
Dec. 03           13,410                      13,311
Dec. 04           16,820                      15,720
Dec. 05           18,532                      16,719
Dec. 06           25,655                      20,073
Dec. 07           29,078                      21,887
Dec. 08           16,638                      12,976
Dec. 09           23,472                      16,868
Dec. 10           25,753                      18,852
Dec. 11           23,824                      17,808
Dec. 12           29,869                      20,627
June 13           30,523                      22,365

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
Global Dividend Target
   15 Portfolio (a)              10/6/99     2.19%         14.16%        4.88%            10.82%          6.94%
MSCI Developed Markets World
   Index (b)                                 8.43%         18.58%        2.70%             7.24%          2.88%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Hewlett-Packard Co.                    11.8%
Intel Corp.                             7.8
General Electric Co.                    7.4
Vodafone Group PLC                      7.3
Pfizer, Inc.                            7.3
AT&T, Inc.                              6.9
Man Group PLC                           6.2
Ladbrokes PLC                           6.1
Bank of China Ltd.                      6.0
Tesco PLC                               6.0
----------------------------------------------
                               Total   72.8%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             29.3%
Information Technology                 19.5
Telecommunication Services             14.2
Industrials                            12.2
Health Care                             7.3
Consumer Discretionary                  6.1
Consumer Staples                        6.0
Energy                                  5.4
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2013, the S&P(R) Target 24 Portfolio posted a total return of 15.84% versus 13.82% for the S&P 500(R) Index over the same period. The NAV increased from $11.24 to $13.02 during the period.

Of the Portfolio's 24 stocks, 23 advanced and 1 declined over the period. The Portfolio outperformed its benchmark primarily due to positive selection in the information technology and industrial sectors. The information technology sector had the strongest overall contribution to relative performance. The sector outperformed primarily due to the selection of Yahoo!, Inc. (YHOO), with its 26% return, and Seagate Technology PLC (STX), with its 49% return. The other top-contributing stocks were Amgen, Inc. (AMGN), DIRECTV (DTV) and Discover Financial Services (DFS). The bottom three contributing stocks were CF Industries Holding, Inc. (CF), FMC Corp. (FMC) and C.R. Bard, Inc. (BCR).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

               S&P(R) Target 24
               Portfolio (a)             S&P 500(R) Index (b)
Dec. 02           $10,000                     $10,000
Dec. 03            12,410                      12,868
Dec. 04            14,104                      14,268
Dec. 05            14,691                      14,969
Dec. 06            15,114                      17,334
Dec. 07            15,749                      18,286
Dec. 08            11,352                      11,520
Dec. 09            12,916                      14,570
Dec. 10            15,408                      16,765
Dec. 11            16,727                      17,119
Dec. 12            18,308                      19,858
June 13            21,208                      22,602

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
S&P(R) Target 24 Portfolio (a)   10/6/99     15.84%        17.09%        9.08%            6.81%           1.94%
S&P 500(R) Index (b)                         13.82%        20.60%        7.01%            7.29%           3.32%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the period prior to April 30, 2002, reflects the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Yahoo!, Inc.                           12.7%
Philip Morris International, Inc.       9.7
Amgen, Inc.                             9.1
Exxon Mobil Corp.                       9.1
Seagate Technology PLC                  7.2
Franklin Resources, Inc.                6.2
DIRECTV                                 5.8
Illinois Tool Works, Inc.               5.7
TJX (The) Cos., Inc.                    5.7
Discover Financial Services             5.1
----------------------------------------------
                               Total   76.3%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 22.9%
Financials                             16.1
Consumer Discretionary                 12.6
Health Care                            12.6
Consumer Staples                       11.1
Industrials                            10.8
Energy                                 10.5
Materials                               3.4
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2013, the NASDAQ(R) Target 15 Portfolio posted a total return of 20.26% versus 10.09% for the NASDAQ(R) 100 Index over the same period. The NAV increased from $10.61 to $12.76 during the period.

Of the Portfolio's 15 stocks, 13 advanced and 2 declined over the period. The Portfolio outperformed its benchmark primarily due to positive stock selection in the information technology sector. Further outperformance was achieved by being overweight the consumer discretionary sector, which was the second best-performing sector in the NASDAQ 100, and being underweight the information technology sector, which was the second worst-performing sector in the NASDAQ
100. The top three contributing stocks were Western Digital Corp. (WDC), Seagate Technology PLC (STX) and Gilead Sciences, Inc. (GILD). The three worst-contributing stocks were Oracle Corp. (ORCL), eBay, Inc. (EBAY) and Mylan, Inc. (MYL).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

               NASDAQ(R) Target 15
               Portfolio                 NASDAQ(R) 100 Index (a)
Dec. 02           $10,000                       $10,000
Dec. 03            13,602                        14,949
Dec. 04            13,236                        16,555
Dec. 05            13,675                        16,869
Dec. 06            14,890                        18,089
Dec. 07            18,126                        21,580
Dec. 08             8,902                        12,609
Dec. 09            10,410                        19,497
Dec. 10            13,573                        23,425
Dec. 11            13,748                        24,287
Dec. 12            15,534                        28,742
June 13            18,681                        31,642

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
NASDAQ(R) Target 15 Portfolio    10/6/99     20.26%        14.54%         5.02%           4.56%           1.79%
NASDAQ(R) 100 Index (a)                      10.09%        12.87%        10.68%           9.98%           1.54%
--------------------------------------------------------------------------------------------------------------------------

(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Gilead Sciences, Inc.                   8.7%
Regeneron Pharmaceuticals, Inc.         8.2
Yahoo!, Inc.                            7.9
Seagate Technology PLC                  7.4
Sirius XM Radio, Inc.                   7.1
Comcast Corp., Class A                  7.0
Mattel, Inc.                            6.8
Symantec Corp.                          6.8
Western Digital Corp.                   6.7
eBay, Inc.                              6.4
----------------------------------------------
                               Total   73.0%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 40.8%
Consumer Discretionary                 36.8
Health Care                            22.4
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2013, the First Trust Target Focus Four Portfolio posted a total return of 14.34% versus 13.82% for the S&P 500(R) Index over the same period. The NAV increased from $5.02 to $5.74 during the period.

Of the Portfolio's 127 stocks, 85 advanced and 42 declined over the period. The Portfolio outperformed its benchmark, primarily due to positive relative contributions from the consumer discretionary and information technology sectors. Both sectors had positive allocation and selection effects. The top-contributing information technology stocks were AOL, Inc. (AOL), SYNNEX Corp. (SNX) and Manhattan Associates, Inc. (MANH). The top contributing consumer discretionary stocks were Home Depot (The), Inc. (HD) and GAP (The), Inc. (GPS). The worst-contributing sector was energy, and the worst-performing stocks were ArcelorMittal (NY Reg Sh) (MT), Petroleo Brasileiro S.A., ADR (PBR) and Lennar Corp., Class A (LEN). Some of the outperformance was mitigated by a 10% weight in large-cap international stocks.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

                 First Trust Target
                 Focus Four Portfolio (a)      S&P 500(R) Index (b)
Dec. 02                $10,000                      $10,000
Dec. 03                 13,695                       12,868
Dec. 04                 15,249                       14,268
Dec. 05                 15,337                       14,969
Dec. 06                 15,953                       17,334
Dec. 07                 16,862                       18,286
Dec. 08                  9,472                       11,520
Dec. 09                 12,200                       14,570
Dec. 10                 14,516                       16,765
Dec. 11                 12,932                       17,119
Dec. 12                 14,721                       19,858
June 13                 16,831                       22,602

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

First Trust Target Focus
   Four Portfolio (a)            10/6/99     14.34%        23.97%        3.64%            3.55%           -3.96%
S&P 500(R) Index (b)                         13.82%        20.60%        7.01%            7.29%            3.32%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Home Depot (The), Inc.                  8.2%
Regeneron Pharmaceuticals, Inc.         4.5
Gap (The), Inc.                         4.2
Black Hills Corp.                       2.5
Universal Corp.                         2.2
Mercury General Corp.                   2.0
FirstMerit Corp.                        1.8
Flowserve Corp.                         1.7
First Niagara Financial Group, Inc.     1.6
People's United Financial, Inc.         1.6
----------------------------------------------
                               Total   30.3%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             27.2%
Consumer Discretionary                 26.2
Industrials                            11.0
Utilities                               7.9
Health Care                             7.0
Consumer Staples                        5.3
Energy                                  5.2
Information Technology                  4.1
Materials                               4.1
Telecommunication Services              2.0
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2013, the Value Line(R) Target 25 Portfolio posted a total return of 14.08% versus 14.06% for the Russell 3000(R) Index over the same period. The NAV increased from $3.41 to $3.89 during the period.

Of the Portfolio's 25 stocks, 18 advanced and 7 declined over the period. The first-half Portfolio performance was roughly in line with the Russell 3000 benchmark. The Portfolio had significant positive allocation in the consumer discretionary sector but over half of it was mitigated by negative stock selection in the sector. The top contributing sector was information technology, the worst was materials. The top three contributing positions were Gap (The), Inc. (GPS), Regeneron Pharmaceuticals, Inc. (REGN) and Home Depot (The), Inc.
(HD). The three worst-contributing positions were Lennar Corp., Class A (LEN), American Vanguard Corp. (AVD) and NewMarket Corp. (NEU).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2002 - June 30, 2013

            Value Line(R)
            Target 25 Portfolio (a)     Russell 3000(R) Index (b)
Dec. 02          $10,000                       $10,000
Dec. 03           14,093                        13,106
Dec. 04           17,131                        14,673
Dec. 05           20,506                        15,576
Dec. 06           21,097                        18,038
Dec. 07           24,937                        18,984
Dec. 08           11,266                        11,903
Dec. 09           12,067                        15,278
Dec. 10           15,739                        17,865
Dec. 11           11,858                        18,048
Dec. 12           14,390                        21,010
June 13           16,416                        23,964

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2013

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN
Value Line(R) Target 25
   Portfolio (a)                 10/6/99     14.08%        27.54%        -7.55%           3.60%           -6.64%
Russell 3000(R) Index (b)                    14.06%        21.47%         7.24%           7.80%            4.07%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the period prior to April 30, 2002, reflects the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2013 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Gap (The), Inc.                         8.7%
Regeneron Pharmaceuticals, Inc.         8.5
Home Depot (The), Inc.                  8.1
Flowserve Corp.                         7.2
DR Horton, Inc.                         7.0
Williams-Sonoma, Inc.                   6.9
Urban Outfitters, Inc.                  6.7
Gildan Activewear, Inc.                 6.2
Lennar Corp., Class A                   6.1
Sirona Dental Systems, Inc.             4.5
----------------------------------------------
                               Total   69.9%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 66.1%
Health Care                            14.1
Industrials                            11.6
Materials                               5.3
Information Technology                  2.9
----------------------------------------------
                               Total  100.0%
                                      ======

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2013 (UNAUDITED)


As an Interest holder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line(R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2013 to June 30, 2013.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      HYPOTHETICAL
                                              ACTUAL EXPENSES                  (5% RETURN BEFORE EXPENSES)
                                          ----------------------------------  ----------------------------------
                                                                   EXPENSES                            EXPENSES
                                          BEGINNING     ENDING   PAID DURING  BEGINNING     ENDING    PAID DURING
                                           ACCOUNT     ACCOUNT    PERIOD (a)   ACCOUNT     ACCOUNT    PERIOD (a)
                                            VALUE       VALUE     1/1/2013-     VALUE       VALUE      1/1/2013-    EXPENSE
                                           1/1/2013    6/30/2013  6/30/2013    1/1/2013    6/30/2013   6/30/2013   RATIO (b)
                                          ----------  ---------- ----------   ----------  ----------  ----------  ----------

Target Managed VIP Portfolio              $1,000.00   $1,127.50     $7.75      $1,000.00   $1,017.50     $7.35       1.47%
The Dow(R) DART 10 Portfolio               1,000.00    1,192.40      7.99       1,000.00    1,017.50      7.35       1.47
The Dow(R) Target Dividend Portfolio       1,000.00    1,153.40      7.85       1,000.00    1,017.50      7.35       1.47
Global Dividend Target 15 Portfolio        1,000.00    1,021.90      7.37       1,000.00    1,017.50      7.35       1.47
S&P(R) Target 24 Portfolio                 1,000.00    1,158.40      7.87       1,000.00    1,017.50      7.35       1.47
NASDAQ(R) Target 15 Portfolio              1,000.00    1,202.60      8.03       1,000.00    1,017.50      7.35       1.47
First Trust Target Focus Four Portfolio    1,000.00    1,143.40      7.28       1,000.00    1,018.00      6.85       1.37
Value Line(R) Target 25 Portfolio          1,000.00    1,140.80      7.80       1,000.00    1,017.50      7.35       1.47


(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

(b)   These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 97.7%

             AEROSPACE & DEFENSE - 0.6%
      1,422  Northrop Grumman Corp............................................................  $      117,742
                                                                                                --------------

             AUTO COMPONENTS - 0.2%
        800  Dorman Products, Inc.............................................................          36,504
                                                                                                --------------

             AUTOMOBILES - 1.3%
      2,528  Daimler AG ......................................................................         152,552
      1,209  Thor Industries, Inc.............................................................          59,458
      1,638  Winnebago Industries, Inc. (a) ..................................................          34,382
                                                                                                --------------
                                                                                                       246,392
                                                                                                --------------

             BEVERAGES - 0.1%
        622  Coca-Cola Enterprises, Inc.......................................................          21,870
                                                                                                --------------

             BIOTECHNOLOGY - 7.1%
      2,998  Amgen, Inc.......................................................................         295,783
      9,128  Gilead Sciences, Inc. (a) .......................................................         467,445
      2,690  Regeneron Pharmaceuticals, Inc. (a) .............................................         604,927
                                                                                                --------------
                                                                                                     1,368,155
                                                                                                --------------

             BUILDING PRODUCTS - 0.5%
      1,766  A.O. Smith Corp..................................................................          64,071
      1,186  Apogee Enterprises, Inc..........................................................          28,464
                                                                                                --------------
                                                                                                        92,535
                                                                                                --------------

             CAPITAL MARKETS - 1.0%
      1,465  Franklin Resources, Inc..........................................................         199,269
                                                                                                --------------

             CHEMICALS - 1.9%
        900  American Vanguard Corp...........................................................          21,087
        187  CF Industries Holdings, Inc......................................................          32,070
        409  FMC Corp.........................................................................          24,974
      2,467  LyondellBasell Industries NV, Class A ...........................................         163,463
        303  NewMarket Corp...................................................................          79,556
        308  Sherwin-Williams (The) Co........................................................          54,393
                                                                                                --------------
                                                                                                       375,543
                                                                                                --------------

             COMMERCIAL BANKS - 1.2%
      5,718  PrivateBancorp, Inc..............................................................         121,279
      6,629  Western Alliance Bancorp (a) ....................................................         104,937
                                                                                                --------------
                                                                                                       226,216
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.2%
      3,858  InnerWorkings, Inc. (a) .........................................................          41,859
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.5%
      5,683  Ixia (a) ........................................................................         104,567
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 2.2%
      7,520  Seagate Technology PLC ..........................................................         337,121
      1,485  Western Digital Corp.............................................................          92,204
                                                                                                --------------
                                                                                                       429,325
                                                                                                --------------

             CONSTRUCTION & ENGINEERING - 0.4%
      3,069  Aegion Corp. (a) ................................................................          69,083
                                                                                                --------------


                       See Notes to Financial Statements                 Page 21

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             CONSUMER FINANCE - 1.3%
      3,437  Discover Financial Services .....................................................  $      163,738
      5,410  NetSpend Holdings, Inc. (a) .....................................................          86,398
                                                                                                --------------
                                                                                                       250,136
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.0%
      2,352  Carriage Services, Inc...........................................................          39,866
      3,494  Grand Canyon Education, Inc. (a) ................................................         112,612
      1,381  H&R Block, Inc...................................................................          38,323
                                                                                                --------------
                                                                                                       190,801
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
     12,118  Deutsche Telekom AG, ADR ........................................................         141,296
     12,644  France Telecom S.A., ADR (a) ....................................................         119,486
      3,197  Swisscom AG, ADR ................................................................         140,316
     10,184  TeliaSonera AB, ADR .............................................................         132,952
      6,109  Vivendi S.A., ADR ...............................................................         115,460
                                                                                                --------------
                                                                                                       649,510
                                                                                                --------------

             ELECTRIC UTILITIES - 2.1%
     38,148  EDF S.A., ADR ...................................................................         174,718
     33,241  Enel SpA, ADR ...................................................................         102,715
      5,906  SSE PLC, ADR ....................................................................         137,078
                                                                                                --------------
                                                                                                       414,511
                                                                                                --------------

             ELECTRICAL EQUIPMENT - 0.4%
      1,938  AZZ, Inc.........................................................................          74,729
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
      1,117  Badger Meter, Inc................................................................          49,762
        570  Rogers Corp. (a) ................................................................          26,973
                                                                                                --------------
                                                                                                        76,735
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.4%
      1,629  Susser Holdings Corp. (a) .......................................................          77,997
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
        771  Becton, Dickinson & Co...........................................................          76,198
        323  C.R. Bard, Inc...................................................................          35,104
      2,144  Cyberonics, Inc. (a) ............................................................         111,402
      1,894  Neogen Corp. (a) ................................................................         105,230
      1,227  Sirona Dental Systems, Inc. (a) .................................................          80,835
                                                                                                --------------
                                                                                                       408,769
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 4.8%
      2,407  AMN Healthcare Services, Inc. (a) ...............................................          34,468
      2,309  Gentiva Health Services, Inc. (a) ...............................................          22,998
      2,627  Hanger, Inc. (a) ................................................................          83,092
        988  MWI Veterinary Supply, Inc. (a) .................................................         121,761
     10,171  UnitedHealth Group, Inc..........................................................         665,997
                                                                                                --------------
                                                                                                       928,316
                                                                                                --------------

             HEALTH CARE TECHNOLOGY - 0.8%
      1,967  Medidata Solutions, Inc. (a) ....................................................         152,344
                                                                                                --------------


Page 22                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE - 2.9%
      1,068  AFC Enterprises, Inc. (a) .......................................................  $       38,384
      1,287  Domino's Pizza, Inc..............................................................          74,839
      4,415  Interval Leisure Group, Inc......................................................          87,947
      5,020  Krispy Kreme Doughnuts, Inc. (a) ................................................          87,599
      2,249  Multimedia Games Holding Co., Inc. (a) ..........................................          58,631
      1,800  Papa John's International, Inc. (a) .............................................         117,666
      4,656  Pinnacle Entertainment, Inc. (a) ................................................          91,584
                                                                                                --------------
                                                                                                       556,650
                                                                                                --------------

             HOUSEHOLD DURABLES - 1.5%
      7,420  DR Horton, Inc...................................................................         157,898
      3,606  Lennar Corp., Class A ...........................................................         129,960
                                                                                                --------------
                                                                                                       287,858
                                                                                                --------------

             HOUSEHOLD PRODUCTS - 0.1%
        281  Clorox (The) Co..................................................................          23,362
                                                                                                --------------

             INSURANCE - 4.4%
      3,304  Allstate Corp....................................................................         158,988
      3,066  Horace Mann Educators Corp.......................................................          74,749
      7,689  Travelers (The) Cos., Inc........................................................         614,505
                                                                                                --------------
                                                                                                       848,242
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 5.2%
      7,847  eBay, Inc. (a) ..................................................................         405,847
     23,478  Yahoo!, Inc. (a) ................................................................         589,532
                                                                                                --------------
                                                                                                       995,379
                                                                                                --------------

             IT SERVICES - 2.9%
      2,886  International Business Machines Corp.............................................         551,544
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 0.7%
      1,036  Arctic Cat, Inc..................................................................          46,599
      2,077  Mattel, Inc......................................................................          94,109
                                                                                                --------------
                                                                                                       140,708
                                                                                                --------------

             MACHINERY - 2.7%
      4,272  Flowserve Corp...................................................................         230,731
      2,676  Illinois Tool Works, Inc.........................................................         185,099
      2,998  Trimas Corp. (a) ................................................................         111,765
                                                                                                --------------
                                                                                                       527,595
                                                                                                --------------

             MEDIA - 5.5%
     12,882  Comcast Corp., Class A ..........................................................         539,498
      3,053  DIRECTV (a) .....................................................................         188,126
        877  Discovery Communications, Inc., Class A (a) .....................................          67,713
        418  Liberty Global PLC, Class A (a) .................................................          31,001
        312  Liberty Global PLC, Class C (a) .................................................          21,182
        666  Liberty Media Corp., Class A (a) ................................................          84,422
     31,436  Sirius XM Radio, Inc.............................................................         105,310
        666  Starz, Class A (a) ..............................................................          14,719
                                                                                                --------------
                                                                                                     1,051,971
                                                                                                --------------


                       See Notes to Financial Statements                 Page 23

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             MULTI-UTILITIES - 2.6%
      7,479  E.ON AG, ADR ....................................................................  $      123,254
      6,700  GDF Suez S.A., ADR ..............................................................         131,521
      2,418  National Grid PLC, ADR ..........................................................         137,028
      3,349  RWE AG, ADR .....................................................................         107,001
                                                                                                --------------
                                                                                                       498,804
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 7.2%
      3,323  BP PLC, ADR .....................................................................         138,702
      2,825  Eni S.p.A., ADR .................................................................         115,938
      3,105  EPL Oil & Gas, Inc. (a) .........................................................          91,163
      9,706  Exxon Mobil Corp.................................................................         876,937
        242  Marathon Petroleum Corp..........................................................          17,196
        448  Phillips 66 .....................................................................          26,392
      2,663  Total S.A., ADR .................................................................         129,688
                                                                                                --------------
                                                                                                     1,396,016
                                                                                                --------------

             PERSONAL PRODUCTS - 0.8%
      1,212  Medifast, Inc. (a) ..............................................................          31,221
      3,944  Prestige Brands Holdings, Inc. (a) ..............................................         114,928
                                                                                                --------------
                                                                                                       146,149
                                                                                                --------------

             PHARMACEUTICALS - 5.1%
      2,921  AstraZeneca PLC, ADR ............................................................         138,163
      3,167  GlaxoSmithKline PLC, ADR ........................................................         158,255
      2,486  Mylan, Inc. (a) .................................................................          77,141
     22,008  Pfizer, Inc......................................................................         616,444
                                                                                                --------------
                                                                                                       990,003
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.6%
      4,072  On Assignment, Inc. (a) .........................................................         108,804
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
      2,760  Monolithic Power Systems, Inc....................................................          66,544
      2,089  Ultratech, Inc. (a) .............................................................          76,708
                                                                                                --------------
                                                                                                       143,252
                                                                                                --------------

             SOFTWARE - 6.2%
      2,149  BMC Software, Inc. (a) ..........................................................          97,006
      2,010  Manhattan Associates, Inc. (a) ..................................................         155,091
      3,253  NetScout Systems, Inc. (a) ......................................................          75,925
     20,729  Oracle Corp......................................................................         636,795
      2,314  Sourcefire, Inc. (a) ............................................................         128,543
      4,183  Symantec Corp....................................................................          93,992
                                                                                                --------------
                                                                                                     1,187,352
                                                                                                --------------

             SPECIALTY RETAIL - 10.8%
      2,447  Asbury Automotive Group, Inc. (a) ...............................................          98,125
     10,797  Gap (The), Inc...................................................................         450,559
     11,285  Home Depot (The), Inc............................................................         874,249
      1,773  Lithia Motors, Inc., Class A ....................................................          94,518
        532  Lumber Liquidators Holdings, Inc. (a) ...........................................          41,427
      3,638  Stage Stores, Inc................................................................          85,493


Page 24                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             SPECIALTY RETAIL (CONTINUED)
      3,657  TJX (The) Cos., Inc..............................................................  $      183,069
      3,291  Urban Outfitters, Inc. (a) ......................................................         132,364
      2,219  Williams-Sonoma, Inc.............................................................         124,020
                                                                                                --------------
                                                                                                     2,083,824
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.8%
      2,726  Gildan Activewear, Inc...........................................................         110,430
      1,479  Movado Group, Inc................................................................          50,035
                                                                                                --------------
                                                                                                       160,465
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 0.3%
      3,045  ViewPoint Financial Group, Inc...................................................          63,367
                                                                                                --------------

             TOBACCO - 1.6%
      3,633  Philip Morris International, Inc.................................................         314,691
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 0.4%
      1,084  DXP Enterprises, Inc. (a) .......................................................          72,194
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      5,476  Vodafone Group PLC, ADR .........................................................         157,380
                                                                                                --------------

             TOTAL INVESTMENTS - 97.7%                                                              18,858,518
             (Cost $16,332,516) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.3%                                                   440,386
                                                                                                --------------
             NET ASSETS - 100.0%                                                                $   19,298,904
                                                                                                ==============

----------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,160,811 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $634,809.

ADR   American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 18,858,518    $ 18,858,518    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


                       See Notes to Financial Statements                 Page 25

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.3%

             COMPUTERS & PERIPHERALS - 14.8%
     43,942  Hewlett-Packard Co...............................................................  $    1,089,762
                                                                                                --------------

             CONSUMER FINANCE - 10.8%
     10,608  American Express Co..............................................................         793,054
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
     18,040  AT&T, Inc........................................................................         638,616
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 9.9%
     11,160  UnitedHealth Group, Inc..........................................................         730,757
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 9.2%
      6,864  McDonald's Corp..................................................................         679,536
                                                                                                --------------

             INSURANCE - 9.1%
      8,438  Travelers (The) Cos., Inc........................................................         674,365
                                                                                                --------------

             IT SERVICES - 8.2%
      3,167  International Business Machines Corp.............................................         605,245
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 8.6%
      7,064  Exxon Mobil Corp.................................................................         638,232
                                                                                                --------------

             PHARMACEUTICALS - 9.2%
     24,152  Pfizer, Inc......................................................................         676,498
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.8%
     29,715  Intel Corp.......................................................................         719,697
                                                                                                --------------

             TOTAL INVESTMENTS - 98.3% .......................................................       7,245,762
             (Cost $6,329,552) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.7% .........................................         121,733
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    7,367,495
                                                                                                ==============


----------------------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $916,210 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  7,245,762    $  7,245,762    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


Page 26                 See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.4%

             AEROSPACE & DEFENSE - 5.2%
     10,915  Northrop Grumman Corp............................................................  $      903,762
                                                                                                --------------

             COMMERCIAL BANKS - 30.6%
     25,258  BB&T Corp........................................................................         855,741
     69,139  F.N.B. Corp......................................................................         835,199
     92,711  First Niagara Financial Group, Inc...............................................         933,600
     51,609  FirstMerit Corp..................................................................       1,033,728
     32,782  Trustmark Corp...................................................................         805,782
     30,314  United Bankshares, Inc...........................................................         801,805
                                                                                                --------------
                                                                                                     5,265,855
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 5.0%
     25,120  Republic Services, Inc...........................................................         852,573
                                                                                                --------------

             ELECTRIC UTILITIES - 8.5%
     17,696  FirstEnergy Corp.................................................................         660,769
     14,424  Pinnacle West Capital Corp.......................................................         800,099
                                                                                                --------------
                                                                                                     1,460,868
                                                                                                --------------

             FOOD PRODUCTS - 4.8%
     28,849  Mondelez International, Inc., Class A ...........................................         823,062
                                                                                                --------------

             INSURANCE - 14.8%
     18,281  Allstate Corp....................................................................         879,682
     18,898  Cincinnati Financial Corp........................................................         867,418
     18,278  Mercury General Corp.............................................................         803,501
                                                                                                --------------
                                                                                                     2,550,601
                                                                                                --------------

             METALS & MINING - 4.3%
     50,569  Commercial Metals Co.............................................................         746,904
                                                                                                --------------

             MULTI-UTILITIES - 10.4%
     20,377  Black Hills Corp.................................................................         993,379
     24,340  Public Service Enterprise Group, Inc.............................................         794,944
                                                                                                --------------
                                                                                                     1,788,323
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 9.8%
     56,314  New York Community Bancorp, Inc..................................................         788,396
     60,880  People's United Financial, Inc...................................................         907,112
                                                                                                --------------
                                                                                                     1,695,508
                                                                                                --------------

             TOBACCO - 5.0%
     14,784  Universal Corp...................................................................         855,254
                                                                                                --------------

             TOTAL INVESTMENTS - 98.4% .......................................................      16,942,710
             (Cost $15,310,412) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.6% .........................................         275,708
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   17,218,418
                                                                                                ==============


----------------------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,712,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,672.


                       See Notes to Financial Statements                 Page 27

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 16,942,710    $ 16,942,710    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


Page 28                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 95.9%

             CHINA - 21.8%
  3,752,000  Bank of China Ltd................................................................  $    1,543,172
  2,080,000  China Construction Bank Corp.....................................................       1,472,300
  1,959,200  China Petroleum & Chemical Corp..................................................       1,379,215
  2,347,000  Industrial & Commercial Bank of China Ltd........................................       1,479,731
                                                                                                --------------
                                                                                                     5,874,418
                                                                                                --------------

             HONG KONG - 4.6%
  1,151,000  CITIC Pacific Ltd................................................................       1,234,694
                                                                                                --------------

             UNITED KINGDOM - 30.0%
    517,121  Ladbrokes PLC ...................................................................       1,572,253
  1,258,390  Man Group PLC ...................................................................       1,592,414
    816,011  RSA Insurance Group PLC .........................................................       1,476,932
    305,416  Tesco PLC .......................................................................       1,539,437
    663,205  Vodafone Group PLC ..............................................................       1,894,857
                                                                                                --------------
                                                                                                     8,075,893
                                                                                                --------------

             UNITED STATES - 39.5%
     50,266  AT&T, Inc........................................................................       1,779,416
     81,940  General Electric Co..............................................................       1,900,189
    122,431  Hewlett-Packard Co...............................................................       3,036,289
     82,791  Intel Corp.......................................................................       2,005,198
     67,291  Pfizer, Inc......................................................................       1,884,821
                                                                                                --------------
                                                                                                    10,605,913
                                                                                                --------------

             TOTAL INVESTMENTS - 95.9% .......................................................      25,790,918
             (Cost $25,206,952) (a)

             NET OTHER ASSETS AND LIABILITIES - 4.1% .........................................       1,091,959
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   26,882,877
                                                                                                ==============


----------------------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,100,544 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,516,578.


                       See Notes to Financial Statements                 Page 29

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 25,790,918    $ 25,790,918    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2013, the Portfolio transferred common stocks valued at $9,146,537 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2012, exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Financial Statements.



         INDUSTRY                                            % OF NET ASSETS
         -------------------------------------------------------------------
         Commercial Banks .........................................    16.8%
         Industrial Conglomerates .................................    11.7
         Computers & Peripherals ..................................    11.3
         Semiconductors & Semiconductor Equipment .................     7.5
         Wireless Telecommunication Services ......................     7.0
         Pharmaceuticals ..........................................     7.0
         Diversified Telecommunication Services ...................     6.6
         Capital Markets ..........................................     5.9
         Hotels, Restaurants & Leisure ............................     5.8
         Food & Staples Retailing .................................     5.7
         Insurance ................................................     5.5
         Oil, Gas & Consumable Fuels ..............................     5.1
         -------------------------------------------------------------------
         TOTAL INVESTMENTS ........................................    95.9
         NET OTHER ASSETS AND LIABILITIES .........................     4.1
                                                                      ------
         TOTAL ....................................................   100.0%
                                                                      ======


Page 30                See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 97.7%

             AEROSPACE & DEFENSE - 3.5%
      3,293  Northrop Grumman Corp............................................................  $      272,660
                                                                                                --------------

             BEVERAGES - 0.7%
      1,441  Coca-Cola Enterprises, Inc.......................................................          50,666
                                                                                                --------------

             BIOTECHNOLOGY - 8.9%
      6,943  Amgen, Inc.......................................................................         684,996
                                                                                                --------------

             CAPITAL MARKETS - 6.0%
      3,396  Franklin Resources, Inc..........................................................         461,924
                                                                                                --------------

             CHEMICALS - 3.4%
        432  CF Industries Holdings, Inc......................................................          74,088
        947  FMC Corp.........................................................................          57,824
        711  Sherwin-Williams (The) Co........................................................         125,563
                                                                                                --------------
                                                                                                       257,475
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 7.1%
     12,129  Seagate Technology PLC ..........................................................         543,743
                                                                                                --------------

             CONSUMER FINANCE - 4.9%
      7,961  Discover Financial Services .....................................................         379,262
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.2%
      3,200  H&R Block, Inc...................................................................          88,800
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      1,785  Becton, Dickinson & Co...........................................................         176,411
        745  C.R. Bard, Inc...................................................................          80,967
                                                                                                --------------
                                                                                                       257,378
                                                                                                --------------

             HOUSEHOLD PRODUCTS - 0.7%
        652  Clorox (The) Co..................................................................          54,207
                                                                                                --------------

             INSURANCE - 4.8%
      7,657  Allstate Corp....................................................................         368,455
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 12.4%
     37,864  Yahoo!, Inc. (a) ................................................................         950,765
                                                                                                --------------

             MACHINERY - 7.0%
      2,011  Flowserve Corp...................................................................         108,614
      6,196  Illinois Tool Works, Inc.........................................................         428,578
                                                                                                --------------
                                                                                                       537,192
                                                                                                --------------

             MEDIA - 5.7%
      7,076  DIRECTV (a) .....................................................................         436,023
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 10.2%
      7,575  Exxon Mobil Corp.................................................................         684,401
        560  Marathon Petroleum Corp..........................................................          39,794
      1,039  Phillips 66 .....................................................................          61,207
                                                                                                --------------
                                                                                                       785,402
                                                                                                --------------


                       See Notes to Financial Statements                 Page 31

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             SOFTWARE - 2.9%
      4,976  BMC Software, Inc. (a) ..........................................................  $      224,617
                                                                                                --------------

             SPECIALTY RETAIL - 5.5%
      8,473  TJX (The) Cos., Inc..............................................................         424,158
                                                                                                --------------

             TOBACCO - 9.5%
      8,416  Philip Morris International, Inc.................................................         728,994
                                                                                                --------------

             TOTAL INVESTMENTS - 97.7% .......................................................       7,506,717
             (Cost $6,482,806) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.3% .........................................         176,931
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    7,683,648
                                                                                                ==============


----------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,038,915 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,004.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  7,506,717    $  7,506,717    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


Page 32                  See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.3%

             BIOTECHNOLOGY - 16.6%
      6,236  Gilead Sciences, Inc. (a) .......................................................  $      319,345
      1,344  Regeneron Pharmaceuticals, Inc. (a) .............................................         302,239
                                                                                                --------------
                                                                                                       621,584
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 13.8%
      6,090  Seagate Technology PLC ..........................................................         273,015
      3,954  Western Digital Corp.............................................................         245,504
                                                                                                --------------
                                                                                                       518,519
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 14.0%
      4,530  eBay, Inc. (a) ..................................................................         234,292
     11,573  Yahoo!, Inc. (a) ................................................................         290,598
                                                                                                --------------
                                                                                                       524,890
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 6.7%
      5,534  Mattel, Inc......................................................................         250,745
                                                                                                --------------

             MEDIA - 29.4%
      6,175  Comcast Corp., Class A ..........................................................         258,609
      2,337  Discovery Communications, Inc., Class A (a) .....................................         180,440
      1,117  Liberty Global PLC, Class A (a) .................................................          82,771
        833  Liberty Global PLC, Class C (a) .................................................          56,552
      1,772  Liberty Media Corp., Class A (a) ................................................         224,619
     78,090  Sirius XM Radio, Inc.............................................................         261,601
      1,772  Starz, Class A (a) ..............................................................          39,161
                                                                                                --------------
                                                                                                     1,103,753
                                                                                                --------------

             PHARMACEUTICALS - 5.5%
      6,623  Mylan, Inc. (a) .................................................................         205,512
                                                                                                --------------

             SOFTWARE - 12.3%
      6,835  Oracle Corp......................................................................         209,971
     11,135  Symantec Corp....................................................................         250,204
                                                                                                --------------
                                                                                                       460,175
                                                                                                --------------

             TOTAL INVESTMENTS - 98.3% .......................................................       3,685,178
             (Cost $3,444,230) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.7% .........................................          63,390
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    3,748,568
                                                                                                ==============


----------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $279,190 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,242.


                       See Notes to Financial Statements                 Page 33

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  3,685,178    $  3,685,178    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


Page 34                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 96.0%

             AEROSPACE & DEFENSE - 1.9%
        776  AAR Corp.........................................................................  $       17,057
        944  Northrop Grumman Corp............................................................          78,163
                                                                                                --------------
                                                                                                        95,220
                                                                                                --------------

             AIRLINES - 0.9%
      5,025  JetBlue Airways Corp. (a) .......................................................          31,658
      1,139  SkyWest, Inc.....................................................................          15,422
                                                                                                --------------
                                                                                                        47,080
                                                                                                --------------

             AUTO COMPONENTS - 0.6%
        368  Dorman Products, Inc.............................................................          16,792
        716  Superior Industries International, Inc...........................................          12,322
                                                                                                --------------
                                                                                                        29,114
                                                                                                --------------

             AUTOMOBILES - 1.6%
        460  Honda Motor Co., Ltd., ADR ......................................................          17,135
        556  Thor Industries, Inc.............................................................          27,344
        181  Toyota Motor Corp., ADR .........................................................          21,840
        755  Winnebago Industries, Inc. (a) ..................................................          15,847
                                                                                                --------------
                                                                                                        82,166
                                                                                                --------------

             BIOTECHNOLOGY - 4.3%
        977  Regeneron Pharmaceuticals, Inc. (a) .............................................         219,708
                                                                                                --------------

             BUILDING PRODUCTS - 1.4%
        814  A.O. Smith Corp..................................................................          29,532
        546  Apogee Enterprises, Inc..........................................................          13,104
        910  Gibraltar Industries, Inc. (a) ..................................................          13,250
      1,312  Griffon Corp.....................................................................          14,760
                                                                                                --------------
                                                                                                        70,646
                                                                                                --------------

             CHEMICALS - 1.3%
        416  American Vanguard Corp...........................................................           9,747
        139  NewMarket Corp...................................................................          36,496
        644  OM Group, Inc. (a) ..............................................................          19,912
                                                                                                --------------
                                                                                                        66,155
                                                                                                --------------

             COMMERCIAL BANKS - 11.0%
      2,126  Banco Santander S.A., ADR .......................................................          13,755
      2,187  BB&T Corp........................................................................          74,096
      5,986  F.N.B. Corp......................................................................          72,311
      8,028  First Niagara Financial Group, Inc...............................................          80,842
      4,467  FirstMerit Corp..................................................................          89,474
      1,042  Hanmi Financial Corp. (a) .......................................................          18,412
      3,180  Mitsubishi UFJ Financial Group, Inc., ADR .......................................          19,748
      4,687  Mizuho Financial Group, Inc., ADR ...............................................          19,357
        469  Shinhan Financial Group Co., Ltd., ADR ..........................................          15,257
      2,323  Sumitomo Mitsui Financial Group, Inc., ADR ......................................          21,418
      2,837  Trustmark Corp...................................................................          69,733
      2,624  United Bankshares, Inc...........................................................          69,405
                                                                                                --------------
                                                                                                       563,808
                                                                                                --------------


                       See Notes to Financial Statements                 Page 35

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - 1.9%
        691  Mobile Mini, Inc. (a) ...........................................................  $       22,907
      2,174  Republic Services, Inc...........................................................          73,785
                                                                                                --------------
                                                                                                        96,692
                                                                                                --------------

             CONSTRUCTION & ENGINEERING - 0.7%
        724  URS Corp.........................................................................          34,187
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.4%
      1,084  Carriage Services, Inc...........................................................          18,374
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.3%
      1,834  ING Groep N.V., ADR (a) .........................................................          16,671
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
      1,045  China Unicom (Hong Kong), Ltd., ADR .............................................          13,731
      1,553  France Telecom S.A., ADR (a) ....................................................          14,676
        801  Nippon Telegraph & Telephone Corp., ADR .........................................          20,834
      1,273  Telefonica S.A., ADR (a) ........................................................          16,307
                                                                                                --------------
                                                                                                        65,548
                                                                                                --------------

             ELECTRIC UTILITIES - 3.8%
      1,532  FirstEnergy Corp.................................................................          57,205
      1,560  NV Energy, Inc...................................................................          36,597
      1,249  Pinnacle West Capital Corp.......................................................          69,282
      1,383  PNM Resources, Inc...............................................................          30,689
                                                                                                --------------
                                                                                                       193,773
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
        746  Arrow Electronics, Inc. (a) .....................................................          29,728
      1,695  Ingram Micro, Inc., Class A (a) .................................................          32,188
        831  Insight Enterprises, Inc. (a) ...................................................          14,742
        265  Rogers Corp. (a) ................................................................          12,540
        414  SYNNEX Corp. (a) ................................................................          17,504
                                                                                                --------------
                                                                                                       106,702
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 2.3%
        672  Exterran Holdings, Inc. (a) .....................................................          18,897
      1,548  Patterson-UTI Energy, Inc........................................................          29,962
      2,026  Pioneer Energy Services Corp. (a) ...............................................          13,412
      1,394  Superior Energy Services, Inc. (a) ..............................................          36,160
      1,894  TETRA Technologies, Inc. (a) ....................................................          19,432
                                                                                                --------------
                                                                                                       117,863
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.3%
        889  Spartan Stores, Inc..............................................................          16,393
                                                                                                --------------

             FOOD PRODUCTS - 2.4%
      2,495  Mondelez International, Inc., Class A ...........................................          71,182
        833  Post Holdings, Inc. (a) .........................................................          36,369
        469  Seneca Foods Corp., Class A (a) .................................................          14,389
                                                                                                --------------
                                                                                                       121,940
                                                                                                --------------


Page 36                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
        565  Sirona Dental Systems, Inc. (a) .................................................  $       37,222
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 1.7%
      1,235  Amedisys, Inc. (a)                                                                         14,351
      1,107  AMN Healthcare Services, Inc. (a) ...............................................          15,852
        936  Community Health Systems, Inc....................................................          43,880
      1,007  PharMerica Corp. (a) ............................................................          13,957
                                                                                                --------------
                                                                                                        88,040
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 1.8%
        492  AFC Enterprises, Inc. (a) .......................................................          17,682
        591  Domino's Pizza, Inc..............................................................          34,367
      1,656  WMS Industries, Inc. (a) ........................................................          42,245
                                                                                                --------------
                                                                                                        94,294
                                                                                                --------------

             HOUSEHOLD DURABLES - 3.0%
      3,416  DR Horton, Inc...................................................................          72,692
      1,663  Lennar Corp., Class A ...........................................................          59,935
        777  Universal Electronics, Inc. (a) .................................................          21,857
                                                                                                --------------
                                                                                                       154,484
                                                                                                --------------

             INSURANCE - 11.6%
         84  Alleghany Corp. (a) .............................................................          32,198
      1,583  Allstate Corp....................................................................          76,174
        715  American Financial Group, Inc....................................................          34,971
        884  Aspen Insurance Holdings Ltd.....................................................          32,787
      1,639  Cincinnati Financial Corp........................................................          75,230
        258  Everest Re Group Ltd.............................................................          33,091
      1,191  Fidelity National Financial, Inc., Class A ......................................          28,358
      1,191  First American Financial Corp....................................................          26,250
        761  HCC Insurance Holdings, Inc......................................................          32,807
        723  Horace Mann Educators Corp.......................................................          17,627
      2,286  Mercury General Corp.............................................................         100,492
        994  Protective Life Corp.............................................................          38,179
        308  Safety Insurance Group, Inc......................................................          14,941
        776  StanCorp Financial Group, Inc....................................................          38,342
        557  Stewart Information Services Corp................................................          14,588
                                                                                                --------------
                                                                                                       596,035
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 0.7%
        952  AOL, Inc.........................................................................          34,729
                                                                                                --------------

             IT SERVICES - 0.9%
        263  CACI International, Inc., Class A (a) ...........................................          16,698
      1,099  ManTech International Corp., Class A ............................................          28,706
                                                                                                --------------
                                                                                                        45,404
                                                                                                --------------

             MACHINERY - 1.6%
      1,569  Flowserve Corp...................................................................          84,742
                                                                                                --------------


                       See Notes to Financial Statements                 Page 37

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             MEDIA - 1.0%
      1,562  Live Nation Entertainment, Inc. (a) .............................................  $       24,211
        975  Scholastic Corp..................................................................          28,558
                                                                                                --------------
                                                                                                        52,769
                                                                                                --------------

             METALS & MINING - 2.6%
        998  ArcelorMittal ...................................................................          11,178
      4,376  Commercial Metals Co.............................................................          64,634
        233  Kaiser Aluminum Corp.............................................................          14,432
        206  POSCO, ADR ......................................................................          13,406
        463  Reliance Steel & Aluminum Co.....................................................          30,354
                                                                                                --------------
                                                                                                       134,004
                                                                                                --------------

             MULTI-UTILITIES - 3.8%
      2,548  Black Hills Corp.................................................................         124,215
      2,107  Public Service Enterprise Group, Inc.............................................          68,815
                                                                                                --------------
                                                                                                       193,030
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 2.6%
        409  BP PLC, ADR .....................................................................          17,072
        589  Canadian Natural Resources Ltd...................................................          16,645
        150  China Petroleum & Chemical Corp., ADR ...........................................          13,725
        356  Eni S.p.A., ADR .................................................................          14,610
        883  Petroleo Brasileiro S.A., ADR ...................................................          11,850
        245  Royal Dutch Shell PLC, ADR ......................................................          15,631
        681  Statoil ASA, ADR ................................................................          14,090
        523  Suncor Energy, Inc...............................................................          15,423
        329  Total S.A., ADR .................................................................          16,022
                                                                                                --------------
                                                                                                       135,068
                                                                                                --------------

             PROFESSIONAL SERVICES - 2.2%
        868  FTI Consulting, Inc. (a) ........................................................          28,548
        927  Heidrick & Struggles International, Inc..........................................          15,499
        902  Kelly Services, Inc., Class A ...................................................          15,758
        672  Manpower, Inc....................................................................          36,826
      1,284  Navigant Consulting, Inc. (a) ...................................................          15,408
                                                                                                --------------
                                                                                                       112,039
                                                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS - 0.3%
      2,562  Kite Realty Group Trust .........................................................          15,449
                                                                                                --------------

             SOFTWARE - 0.3%
        214  Manhattan Associates, Inc. (a) ..................................................          16,512
                                                                                                --------------

             SPECIALTY RETAIL - 15.7%
      1,872  Barnes & Noble, Inc. (a) ........................................................          29,877
      4,974  Gap (The), Inc...................................................................         207,565
      5,199  Home Depot (The), Inc............................................................         402,767
        244  Lumber Liquidators Holdings, Inc. (a) ...........................................          19,000
      1,509  OfficeMax, Inc...................................................................          15,437
        529  Stage Stores, Inc................................................................          12,431
      1,517  Urban Outfitters, Inc. (a) ......................................................          61,014
      1,022  Williams-Sonoma, Inc.............................................................          57,120
                                                                                                --------------
                                                                                                       805,211
                                                                                                --------------


Page 38                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS - 1.0%
      1,253  Gildan Activewear, Inc...........................................................  $       50,759
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 2.9%
      4,875  New York Community Bancorp, Inc..................................................          68,250
      5,271  People's United Financial, Inc...................................................          78,538
                                                                                                --------------
                                                                                                       146,788
                                                                                                --------------

             TOBACCO - 2.4%
      3,936  Alliance One International, Inc. (a) ............................................          14,957
      1,849  Universal Corp...................................................................         106,964
                                                                                                --------------
                                                                                                       121,921
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      1,167  NTT DoCoMo, Inc., ADR ...........................................................          18,263
      1,614  VimpelCom Ltd., ADR .............................................................          16,237
                                                                                                --------------
                                                                                                        34,500
                                                                                                --------------

             TOTAL INVESTMENTS - 96.0% .......................................................       4,915,040
             (Cost $4,350,281) (b)

             NET OTHER ASSETS AND LIABILITIES - 4.0% .........................................         203,890
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    5,118,930
                                                                                                ==============


----------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $667,877 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,118.

ADR   American Depositary Receipt

                       See Notes to Financial Statements                 Page 39

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  4,915,040    $  4,915,040    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


         COUNTRY ALLOCATION**                                % OF NET ASSETS
         -------------------------------------------------------------------
         United States ............................................    85.8%
         Japan ....................................................     2.7
         Bermuda ..................................................     1.6
         Canada ...................................................     1.6
         France ...................................................     0.6
         Korea ....................................................     0.6
         Spain ....................................................     0.6
         United Kingdom ...........................................     0.6
         China ....................................................     0.3
         Hong Kong ................................................     0.3
         Italy ....................................................     0.3
         Norway ...................................................     0.3
         Netherlands ..............................................     0.3
         Brazil ...................................................     0.2
         Luxembourg ...............................................     0.2
         -------------------------------------------------------------------
         TOTAL INVESTMENTS ........................................    96.0
         NET OTHER ASSETS AND LIABILITIES .........................     4.0
                                                                      ------
         TOTAL ....................................................   100.0%
                                                                      ======

**Portfolio securities are categorized based on their country of incorporation.


Page 40                 See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 99.6%

             AUTO COMPONENTS - 2.0%
      2,850  Dorman Products, Inc.............................................................  $      130,046
                                                                                                --------------

             AUTOMOBILES - 4.4%
      4,272  Thor Industries, Inc.............................................................         210,097
      3,192  Winnebago Industries, Inc. (a) ..................................................          67,000
                                                                                                --------------
                                                                                                       277,097
                                                                                                --------------

             BIOTECHNOLOGY - 8.4%
      2,382  Regeneron Pharmaceuticals, Inc. (a) .............................................         535,664
                                                                                                --------------

             BUILDING PRODUCTS - 4.4%
      6,243  A.O. Smith Corp..................................................................         226,496
      2,309  Apogee Enterprises, Inc..........................................................          55,416
                                                                                                --------------
                                                                                                       281,912
                                                                                                --------------

             CHEMICALS - 5.2%
      2,233  American Vanguard Corp...........................................................          52,319
      1,067  NewMarket Corp...................................................................         280,152
                                                                                                --------------
                                                                                                       332,471
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.2%
      4,579  Carriage Services, Inc...........................................................          77,614
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
      1,331  Rogers Corp. (a) ................................................................          62,983
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
      4,339  Sirona Dental Systems, Inc. (a) .................................................         285,853
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 1.1%
      4,689  AMN Healthcare Services, Inc. (a) ...............................................          67,146
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 5.3%
      2,077  AFC Enterprises, Inc. (a) .......................................................          74,648
      4,548  Domino's Pizza, Inc..............................................................         264,466
                                                                                                --------------
                                                                                                       339,114
                                                                                                --------------

             HOUSEHOLD DURABLES - 13.0%
     20,799  DR Horton, Inc...................................................................         442,603
     10,638  Lennar Corp., Class A ...........................................................         383,393
                                                                                                --------------
                                                                                                       825,996
                                                                                                --------------

             MACHINERY - 7.2%
      8,402  Flowserve Corp...................................................................         453,792
                                                                                                --------------

             SOFTWARE - 1.9%
      1,579  Manhattan Associates, Inc. (a) ..................................................         121,836
                                                                                                --------------

             SPECIALTY RETAIL - 33.8%
     13,150  Gap (The), Inc...................................................................         548,750
      6,598  Home Depot (The), Inc............................................................         511,147
      2,109  Lumber Liquidators Holdings, Inc. (a) ...........................................         164,228
      2,538  Stage Stores, Inc................................................................          59,643
     10,470  Urban Outfitters, Inc. (a) ......................................................         421,103


                       See Notes to Financial Statements                 Page 41

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             SPECIALTY RETAIL (CONTINUED)
      7,841  Williams-Sonoma, Inc.............................................................  $      438,233
                                                                                                --------------
                                                                                                     2,143,104
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 6.2%
      9,636  Gildan Activewear, Inc...........................................................         390,354
                                                                                                --------------

             TOTAL INVESTMENTS - 99.6% .......................................................       6,324,982
             (Cost $5,598,903) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% .........................................          23,044
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    6,348,026
                                                                                                ==============


----------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $807,202 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $81,123.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT          QUOTED       OBSERVABLE       UNOBSERVABLE
                                                           6/30/2013         PRICES         INPUTS            INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,324,982    $  6,324,982    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2013.


Page 42                   See Notes to Financial Statements

                      This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2013 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1)...................................  $ 18,858,518   $ 7,245,762   $ 16,942,710   $ 25,790,918
Cash........................................................       664,175       295,862        412,183        634,719
Receivables:
    Dividends...............................................        35,551         6,320         31,460        437,171
    Investment securities sold..............................            --            --             --         95,816
    Membership Interests purchased..........................            --            --             --             --
    From Investment Advisor.................................            --            --             --             --
    Interest................................................            13             6             11             14
Prepaid expenses............................................           157            54            136            227
                                                              ------------   -----------   ------------   ------------
    Total Assets............................................    19,558,414     7,548,004     17,386,500     26,958,865
                                                              ------------   -----------   ------------   ------------
LIABILITIES:
Payables:
    Investment securities purchased.........................       175,320       149,868         49,994             --
    Membership Interests redeemed...........................        26,743         2,939         66,238          4,929
    Membership Interest servicing fees......................        15,614         6,001         13,596         23,339
    Custodian fees..........................................        12,825         4,868          7,252         10,489
    Audit fees..............................................         8,496         8,496          8,496          8,496
    Investment advisory fees................................        11,165         2,854          9,489         15,996
    12b-1 service fees......................................         4,042         1,524          3,545          5,827
    Printing fees...........................................         1,902         1,968          1,861          1,800
    Administrative fees.....................................         2,156           671          1,367          3,483
    Licensing fees..........................................            75           871          4,959             --
    Legal fees..............................................         1,077           329            978          1,547
    Trustees' fees and expenses.............................            --            --            196             --
Other liabilities...........................................            95           120            111             82
                                                              ------------   -----------   ------------   ------------
    Total Liabilities.......................................       259,510       180,509        168,082         75,988
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 19,298,904   $ 7,367,495   $ 17,218,418   $ 26,882,877
                                                              ============   ===========   ============   ============

(1) Investments, at cost....................................  $ 16,332,516   $ 6,329,552   $ 15,310,412   $25,206,952
                                                              ============   ===========   ============   ============

NET ASSETS CONSIST OF:
Paid-in capital.............................................  $ 16,772,902   $ 6,451,285   $ 15,586,120   $ 26,302,030
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.............................     2,526,002       916,210      1,632,298        580,847
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 19,298,904   $ 7,367,495   $ 17,218,418   $ 26,882,877
                                                              ============   ===========   ============   ============

NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets/Membership
   Interests outstanding)...................................  $      11.94   $     14.38   $      12.03   $      25.15
                                                              ============   ===========   ============   ============

Number of Membership Interests outstanding..................     1,615,931       512,476      1,431,191      1,069,022
                                                              ============   ===========   ============   ============


Page 44                See Notes to Financial Statements

                               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  7,506,717   $  3,685,178    $  4,915,040   $ 6,324,982
     239,239        129,470         221,252        77,794

      13,620            979           8,855         2,146
          --             --              --            --
       2,278             --           5,065            --
          --          2,593              --            --
           5              9               4             4
          63             32              48            54
------------   ------------    ------------   -----------
   7,761,922      3,818,261       5,150,264     6,404,980
------------   ------------    ------------   -----------


      50,066         35,074              --            --
          --         11,634              --        27,680
       6,182          3,249           4,334         5,286
       8,628          7,526          10,431         7,191
       8,505          8,499           8,500         8,496
          55             --           2,330         2,125
       1,636            902           1,100         1,361
       1,886          1,950           1,916         1,890
         770            514           1,380           721
          --             81             893         1,865
         452            169             321           214
          --             --              --            --
          94             95             129           125
------------   ------------    ------------   -----------
      78,274         69,693          31,334        56,954
------------   ------------    ------------   -----------
$  7,683,648   $  3,748,568    $  5,118,930   $ 6,348,026
============   ============    ============   ===========

$  6,482,806   $  3,444,230    $  4,350,281   $ 5,598,903
============   ============    ============   ===========

$  6,659,737   $  3,507,620    $  4,554,171   $ 5,621,947

   1,023,911        240,948         564,759       726,079
------------   ------------    ------------   -----------
$  7,683,648   $  3,748,568    $  5,118,930   $ 6,348,026
============   ============    ============   ===========


$      13.02   $      12.76    $       5.74   $      3.89
============   ============    ============   ===========
     590,116        293,884         891,370     1,632,740
============   ============    ============   ===========


                       See Notes to Financial Statements                 Page 45

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends...................................................  $    209,628   $   103,992   $    324,940   $  1,000,444
Interest....................................................            82            42             76            121
Foreign withholding tax on dividend income..................       (22,001)           --             --        (35,816)
Other.......................................................           868            --             --          1,300
                                                              ------------   -----------   ------------   ------------
   Total investment income..................................       188,577       104,034        325,016        966,049
                                                              ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees....................................        57,850        22,150         49,963         91,073
Membership Interest servicing fees..........................        31,531        12,089         26,892         49,914
12b-1 service fees..........................................        24,104         9,229         20,818         37,947
Audit fees..................................................         8,496         8,496          8,496          8,496
Administrative fees.........................................        10,686         3,624          7,599         17,584
Custodian fees..............................................         7,460         3,172          4,887          6,515
Licensing fees..............................................        10,290         1,420          4,959             --
Trustees' fees and expenses.................................         2,289         2,114          2,443          2,511
Legal fees..................................................         2,224           772          1,961          3,556
Printing fees...............................................         1,118         1,146          1,069          1,053
Expenses previously waived or reimbursed....................            --            --             --          1,864
Other.......................................................         1,976         1,784          1,943          2,616
                                                              ------------   -----------   ------------   ------------
   Total expenses...........................................       158,024        65,996        131,030        223,129
   Fees waived and expenses reimbursed by the investment
      advisor ..............................................       (16,292)      (11,728)        (8,621)            --
                                                              ------------   -----------   ------------   ------------
Net expenses................................................       141,732        54,268        122,409        223,129
                                                              ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)................................        46,845        49,766        202,607        742,920
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................     1,479,339       875,816        636,448      2,243,676
   Foreign currency transactions............................            --            --             --         (1,742)
                                                              ------------   -----------   ------------   ------------
Net realized gain (loss)....................................     1,479,339       875,816        636,448      2,241,934
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................       771,379       332,818      1,499,427     (2,186,624)
   Foreign currency translation.............................            --            --             --         (3,798)
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)........       771,379       332,818      1,499,427     (2,190,422)
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     2,250,718     1,208,634      2,135,875         51,512
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $  2,297,563   $ 1,258,400   $  2,338,482   $    794,432
                                                              ============   ===========   ============   ============


Page 46                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     63,007   $     12,040   $     64,775   $     25,239
          42             33             29             25
          --             --         (1,689)          (290)
         482             --           (160)            --
------------   ------------   ------------   ------------
      63,531         12,073         62,955         24,974
------------   ------------   ------------   ------------

      22,906         11,476         17,107         19,690
      12,383          6,130          9,288         10,829
       9,544          4,782          7,128          8,204
       8,505          8,499          8,500          8,496
       3,980          2,291          5,375          3,597
       5,775          4,862          6,061          4,730
       5,000          5,081            348          2,819
       2,116          2,055          2,088          2,095
         853            331            630            569
       1,065          1,118          1,087          1,065
          --             --             --             --
       1,780          1,710          1,863          1,787
------------   ------------   ------------   ------------
      73,907         48,335         59,475         63,881
     (17,786)       (20,219)       (20,415)       (15,640)
------------   ------------   ------------   ------------
      56,121         28,116         39,060         48,241
------------   ------------   ------------   ------------
       7,410        (16,043)        23,895        (23,267)
------------   ------------   ------------   ------------


     460,748        429,868        523,437      1,051,150
          --             --             --             --
------------   ------------   ------------   ------------
     460,748        429,868        523,437      1,051,150
------------   ------------   ------------   ------------

     627,657        215,244        240,473       (167,763)
          --             --             --             --
------------   ------------   ------------   ------------
     627,657        215,244        240,473       (167,763)
------------   ------------   ------------   ------------
   1,088,405        645,112        763,910        883,387
------------   ------------   ------------   ------------

$  1,095,815   $    629,069   $    787,805   $    860,120
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 47

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $     46,845   $    49,766   $    202,607   $    742,920
Net realized gain (loss)....................................     1,479,339       875,816        636,448      2,241,934
Net change in unrealized appreciation (depreciation)........       771,379       332,818      1,499,427     (2,190,422)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     2,297,563     1,258,400      2,338,482        794,432
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (1,387,801)     (427,082)      (764,061)    (5,560,576)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................       909,762       831,318      1,574,421     (4,766,144)

NET ASSETS:
Beginning of period.........................................    18,389,142     6,536,177     15,643,997     31,649,021
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 19,298,904   $ 7,367,495   $ 17,218,418   $ 26,882,877
                                                              ============   ===========   ============   ============


FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------

OPERATIONS:
Net investment income (loss)................................  $    226,677   $    72,572   $    476,165   $    907,319
Net realized gain (loss)....................................       450,530       523,119      1,235,662       (787,790)
Net change in unrealized appreciation (depreciation)........     1,802,786       116,508       (808,234)     5,932,849
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     2,479,993       712,199        903,593      6,052,378
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (4,104,172)     (946,372)    (7,000,511)       995,079
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................    (1,624,179)     (234,173)    (6,096,918)     7,047,457

NET ASSETS:
Beginning of period.........................................    20,013,321     6,770,350     21,740,915     24,601,564
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 18,389,142   $ 6,536,177   $ 15,643,997   $ 31,649,021
                                                              ============   ===========   ============   ============



Page 48                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$      7,410   $    (16,043)  $     23,895   $    (23,267)
     460,748        429,868        523,437      1,051,150
     627,657        215,244        240,473       (167,763)
------------   ------------   ------------   ------------
   1,095,815        629,069        787,805        860,120
------------   ------------   ------------   ------------
    (572,337)       (43,065)    (1,472,534)      (788,590)
------------   ------------   ------------   ------------
     523,478        586,004       (684,729)        71,530


   7,160,170      3,162,564      5,803,659      6,276,496
------------   ------------   ------------   ------------
$  7,683,648   $  3,748,568   $  5,118,930   $  6,348,026
============   ============   ============   ============







                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     52,614   $    (13,126)  $     92,366   $     56,740
     481,797        401,440       (528,640)    (1,555,791)
     187,293        192,956      1,275,528      2,882,693
------------   ------------   ------------   ------------
     721,704        581,270        839,254      1,383,642

  (2,749,729)    (1,822,177)    (2,041,246)    (2,242,040)
------------   ------------   ------------   ------------
  (2,028,025)    (1,240,907)    (1,201,992)      (858,398)


   9,188,195      4,403,471      7,005,651      7,134,894
------------   ------------   ------------   ------------
$  7,160,170   $  3,162,564   $  5,803,659   $  6,276,496
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 49

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $    553,710   $ 1,389,393   $  2,185,400   $  1,288,534
Redeemed....................................................    (1,941,511)   (1,816,475)    (2,949,461)    (6,849,110)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (1,387,801)  $  (427,082)  $   (764,061)  $ (5,560,576)
                                                              ============   ===========   ============   ============

MEMBERSHIP INTEREST:
Sold........................................................        46,666       101,410        188,532         49,581
Redeemed....................................................      (167,100)     (130,700)      (257,389)      (266,668)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (120,434)      (29,290)       (68,857)      (217,087)
                                                              ============   ===========   ============   ============



FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  1,426,483   $ 2,453,000   $ 13,404,424   $  7,751,800
Redeemed....................................................    (5,530,655)   (3,399,372)   (20,404,935)    (6,756,721)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (4,104,172)  $  (946,372)  $ (7,000,511)  $    995,079
                                                              ============   ===========   ============   ============

MEMBERSHIP INTEREST:
Sold........................................................       139,952       211,056      1,322,448        340,327
Redeemed....................................................      (540,567)     (291,123)    (2,022,744)      (307,703)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (400,615)      (80,067)      (700,296)        32,624
                                                              ============   ===========   ============   ============


Page 50                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  1,258,716   $  2,615,229   $    459,588   $     64,612
  (1,831,053)    (2,658,294)    (1,932,122)      (853,202)
------------   ------------   ------------   ------------
$   (572,337)  $    (43,065)  $ (1,472,534)  $   (788,590)
============   ============   ============   ============

      99,612        206,810         83,468         17,749
    (146,428)      (211,103)      (348,504)      (225,399)
------------   ------------   ------------   ------------
     (46,816)        (4,293)      (265,036)      (207,650)
============   ============   ============   ============







                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  2,639,871   $  2,802,764   $    736,999   $    298,475
  (5,389,600)    (4,624,941)    (2,778,245)    (2,540,515)
------------   ------------   ------------   ------------
$ (2,749,729)  $ (1,822,177)  $ (2,041,246)  $ (2,242,040)
============   ============   ============   ============


     237,623        252,285        157,116         96,695
    (495,013)      (422,824)      (590,528)      (796,356)
------------   ------------   ------------   ------------
    (257,390)      (170,539)      (433,412)      (699,661)
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 51

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $  10.59      $   9.37      $   9.53      $   8.00      $   7.08      $  12.83
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........     0.03          0.12          0.05          0.07          0.06          0.08
Net realized and unrealized gain (loss) ..     1.32          1.10         (0.21)         1.46          0.86         (5.83)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     1.35          1.22         (0.16)         1.53          0.92         (5.75)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  11.94      $  10.59      $   9.37      $   9.53      $   8.00      $   7.08
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    12.75%        13.02%        (1.68)%       19.13%        12.99%       (44.82)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $ 19,299      $ 18,389      $ 20,013      $ 27,840      $ 31,149      $ 32,281
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.64% (d)     1.68%         1.69%         1.70%         1.66%         1.51%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................     0.49% (d)     1.14%         0.55%         0.81%         0.82%         0.75%
Portfolio turnover rate ..................       70%           72%           89%          101%          111%          155%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


Page 52                See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $  12.06      $  10.89      $  10.11      $   8.66      $   7.60      $  10.63
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........     0.09          0.12          0.17          0.20          0.14          0.13
Net realized and unrealized gain (loss) ..     2.23          1.05          0.61          1.25          0.92         (3.16)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     2.32          1.17          0.78          1.45          1.06         (3.03)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  14.38      $  12.06      $  10.89      $  10.11      $   8.66      $   7.60
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    19.24%        10.74%         7.72%        16.74%        13.95%       (28.50)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $  7,367      $  6,536      $  6,770      $  6,797      $  5,447      $  7,081
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.79% (d)     1.88%         1.96%         2.09%         2.13%         1.81%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................     1.35% (d)     1.04%         1.61%         2.24%         2.00%         1.42%
Portfolio turnover rate ..................       56%           77%           95%          104%          108%          105%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 53

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $  10.43      $   9.88      $   9.32      $   8.00      $   7.01      $  11.79
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........     0.14          0.26          0.28          0.24          0.18          0.28
Net realized and unrealized gain (loss) ..     1.46          0.29          0.28          1.08          0.81         (5.06)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     1.60          0.55          0.56          1.32          0.99         (4.78)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  12.03      $  10.43      $   9.88      $   9.32      $   8.00      $   7.01
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    15.34%         5.57%         6.01%        16.50%        14.12%       (40.54)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  17,218      $ 15,644      $ 21,741      $ 22,281      $ 22,557      $ 20,369
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.57% (d)     1.59%         1.58%         1.60%         1.67%         1.47%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................     2.43% (d)     2.53%         2.92%         2.77%         2.83%         2.76%
Portfolio turnover rate ..................       65%          145%          107%          104%          109%          172%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


Page 54                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $  24.61      $  19.63      $  21.22      $  19.34      $  13.71      $  23.96
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........     0.63          0.71          0.71          0.52          0.11          0.72
Net realized and unrealized gain (loss) ..    (0.09)         4.27         (2.30)         1.36          5.52        (10.97)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     0.54          4.98         (1.59)         1.88          5.63        (10.25)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  25.15      $  24.61      $  19.63      $  21.22      $  19.34       $ 13.71
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................     2.19%        25.37%        (7.49)%        9.72%        41.06%       (42.78)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $ 26,883      $ 31,649      $ 24,602      $ 36,489      $ 46,885      $ 36,063
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.47% (d)     1.51%         1.54%         1.53%         1.53%         1.53%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................     4.90% (d)     3.17%         3.39%         2.69%         0.71%         3.47%
Portfolio turnover rate ..................       42%           59%           47%          123%           84%          105%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 55

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $  11.24      $  10.27      $   9.46      $   7.93      $   6.97      $   9.66
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............     0.01 (a)      0.07 (a)      0.02 (a)      0.04 (a)      0.07 (a)      0.01
Net realized and unrealized gain (loss) ..     1.77          0.90          0.79          1.49          0.89         (2.70)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     1.78          0.97          0.81          1.53          0.96         (2.69)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  13.02      $  11.24      $  10.27      $   9.46      $   7.93      $   6.97
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    15.84%         9.45%         8.56%        19.29%        13.77%       (27.85)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $  7,684      $  7,160      $  9,188      $  9,496      $  9,292      $  7,758
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.93% (d)     1.89%         1.81%         1.95%         2.07%         1.83%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................     0.19% (d)     0.65%         0.16%         0.46%         0.97%         0.10%
Portfolio turnover rate ..................       91%          115%          161%          135%          142%          202%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


Page 56                See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $  10.61      $   9.39      $   9.27      $   7.11      $   6.08      $  12.38
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........    (0.05)        (0.03)        (0.10)         0.12         (0.04)        (0.07)
Net realized and unrealized gain (loss) ..     2.20          1.25          0.22          2.04          1.07         (6.23)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     2.15          1.22          0.12          2.16          1.03         (6.30)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $  12.76      $  10.61      $   9.39      $   9.27      $   7.11      $   6.08
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    20.26%        12.99%         1.29%        30.38%        16.94%       (50.89)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $  3,749      $  3,163      $  4,403      $  7,702      $  2,821       $ 3,177
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     2.52% (d)     2.31%         2.01%         2.49%         2.93%         2.13%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................    (0.84)% (d)   (0.30)%       (1.02)%        1.52%        (0.68)%       (0.79)%
Portfolio turnover rate ..................      143%          132%          127%          100%          194%          181%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 57

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $   5.02      $   4.41      $   4.95      $   4.16      $   3.23      $   5.75
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........     0.02          0.07          0.04          0.04          0.03          0.07
Net realized and unrealized gain (loss) ..     0.70          0.54         (0.58)         0.75          0.90         (2.59)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     0.72          0.61         (0.54)         0.79          0.93         (2.52)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $   5.74      $   5.02      $   4.41      $   4.95      $   4.16      $   3.23
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) .....................    14.34%        13.83%       (10.91)%       18.99%        28.79%       (43.83)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $  5,119      $  5,804      $  7,006      $ 10,715      $ 11,204      $  4,708
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     2.09% (d)     2.13%         2.08%         2.01%         2.29%         2.97%
Ratio of expenses to average net assets ..     1.37% (d)     1.37%         1.37%         1.37%         1.37%         1.37%
Ratio of net investment income (loss) to
   average net assets ....................     0.84% (d)     1.42%         0.79%         0.95%         0.92%         1.40%
Portfolio turnover rate ..................       81%           82%          124%          110%           81%          248%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


Page 58                See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2013       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)   12/31/2012    12/31/2011    12/31/2010    12/31/2009    12/31/2008
                                          -----------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..... $   3.41      $   2.81      $   3.73      $   2.86      $   2.67      $   5.91
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........    (0.01)         0.03         (0.04)        (0.03)        (0.02)        (0.01)
Net realized and unrealized gain (loss) ..     0.49          0.57         (0.88)         0.90          0.21         (3.23)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .........     0.48          0.60         (0.92)         0.87          0.19         (3.24)
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period ........... $   3.89      $   3.41      $   2.81      $   3.73      $   2.86      $   2.67
                                           ========      ========      ========      ========      ========      ========
Total return (b) (c) .....................    14.08%        21.35%       (24.67)%       30.42%         7.12%       (54.82)%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..... $  6,348      $  6,276      $  7,135      $ 12,602      $ 11,211      $ 15,186
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.94% (d)     2.00%         1.81%         1.83%         1.80%         1.51%
Ratio of expenses to average net assets ..     1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss) to
   average net assets ....................    (0.71)% (d)    0.82%        (1.10)%       (0.82)%       (0.63)%       (0.22)%
Portfolio turnover rate ..................       98%          107%          129%          103%          119%          142%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 59

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Each Portfolio's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;
      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)  ADR trading of similar securities;
      3)  foreign currency exchange activity;
      4) the trading prices of financial products that are tied to baskets of foreign securities;
      5)  factors relating to the event that precipitated the pricing problem;
      6)  whether the event is likely to recur; and
      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of June 30, 2013, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Portfolios are not currently taxable when left to accumulate within a variable annuity contract. As such, no distributions have been paid by any of the Portfolios and no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Portfolios are sub-licensees to these license agreements and are required to pay licensing fees, which are shown on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Portfolios, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2014, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. Expenses reimbursed and fees waived by First Trust under the Fee Waiver, Expense Reimbursement and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Portfolio if it results in the Portfolio exceeding an expense ratio equal to the expense cap in place at the time the expenses or fees were reimbursed or waived by First Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the six months ended June 30, 2013 and the expenses borne by First Trust subject to recovery from each Portfolio at June 30, 2013 were as follows:

                                                                EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                                          -----------------------------------------------------------------
                                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   SIX MONTHS
                                  FEES       EXPENSES      DECEMBER      DECEMBER     DECEMBER       ENDED
                                 WAIVED     REIMBURSED     31, 2010      31, 2011     31, 2012   JUNE 30, 2013    TOTAL
                                 ------     ----------    ----------    ----------   ----------  -------------  -----------
Target Managed VIP
  Portfolio..................    $ 16,292   $       --    $   31,359    $   56,401   $   41,448    $ 16,292      $ 145,500
The Dow(R) Dart 10
  Portfolio..................      11,728           --        14,610        27,884       28,385      11,728         82,607
The Dow(R) Target Dividend
  Portfolio..................       8,621           --        12,878        22,017       21,677       8,621         65,193
Global Dividend Target 15
  Portfolio..................          --           --        16,447        22,253       11,173          --         49,873
S&P(R) Target 24
  Portfolio..................      17,786           --        19,653        32,445       34,343      17,786        104,227
NASDAQ(R) Target 15
  Portfolio..................      11,476        8,743        19,772        32,132       37,272      20,219        109,395
First Trust Target Focus Four
  Portfolio..................      17,107        3,308        33,674        73,400       49,375      20,415        176,864
Value Line(R) Target 25
  Portfolio..................      15,640           --        20,063        34,798       36,694      15,640        107,195

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Portfolios' administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to each Portfolio, including maintaining the Portfolios' books of account, records of the Portfolios' securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for each Portfolio. The Bank of New York Mellon ("BNYM") serves as the Portfolios' custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Portfolios' assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The Portfolios are considered to be index funds for this purpose. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2013, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2013, were as follows:

                                                PURCHASES            SALES
                                              --------------      -------------

Target Managed VIP Portfolio ...............  $  13,177,946       $  14,564,936
The Dow(R) DART 10 Portfolio ...............      4,004,308           4,441,717
The Dow(R) Target Dividend Portfolio .......     10,726,613          11,337,785
Global Dividend Target 15 Portfolio ........     12,578,676          17,527,904
S&P(R) Target 24 Portfolio .................      6,773,393           7,381,488
NASDAQ(R) Target 15 Portfolio ..............      5,276,416           5,243,579
First Trust Target Focus Four Portfolio ....      4,495,744           5,983,429
Value Line(R) Target 25 Portfolio ..........      6,336,775           7,056,007

                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NQ. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

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ADDITIONAL INFORMATION (CONTINUED)
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

FIRST DEFINED PORTFOLIO FUND, LLC

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Company"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following eight portfolios of the Company (each a "Fund" and collectively, the "Funds"):

         Target Managed VIP Portfolio
         The Dow(R) DART 10 Portfolio
         The Dow(R) Target Dividend Portfolio
         Global Dividend Target 15 Portfolio
         S&P(R) Target 24 Portfolio
         NASDAQ(R) Target 15 Portfolio
         Value Line(R) Target 25 Portfolio
         First Trust Target Focus Four Portfolio

The Board approved the continuation of the Agreement for a one-year period ending March 31, 2014, for each Fund at a meeting held on March 10-11, 2013. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives; expenses of each Fund as compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; all-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Company and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of its interest holders. The Board considered that interest holders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Company and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Company and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement, noting that the annual advisory fees for each Fund are 0.60% of average daily net assets. The Board considered that the Advisor agreed to waive fees and/or reimburse expenses of each Fund through December 31, 2014 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust Target Focus Four Portfolio). The Board noted that the Advisor may seek restitution from each Fund for fees waived and/or expenses reimbursed through December 31, 2014; however, such restitution is limited to the extent that it would not cause a Fund to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed by the Advisor. The Board also considered the advisory fees charged by the Advisor to similar funds

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ADDITIONAL INFORMATION (CONTINUED)
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


and other non-fund clients, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Funds', other than to registered investment companies. The Board noted that the Advisor provides retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Funds' and noted the Advisor's standard fee for such services, as well as the fees charged by First Trust for providing sub-advisory services to registered investment companies, while also considering the differences in services provided to the Funds. In addition, the Board reviewed data prepared by Lipper showing the management fees and expense ratios of each Fund as compared to the Fund's Lipper Expense Group. The Board discussed with representatives of the Advisor the limitations of the Lipper Expense Groups, including that (i) pure index replication funds were included in many of the Lipper Expense Groups; (ii) many peer funds had a different Lipper Investment Classification/Objective relative to the corresponding Fund; and (iii) many of the peer funds are substantially larger than the Funds. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreement.

The Board also considered and discussed with the Advisor performance information for the Funds, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by Lipper comparing each Fund's performance to a broader peer universe and to a benchmark index. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. Because each Fund is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Fund to a broad peer universe. The Board also noted the differences between each Fund and its benchmark index. The Board noted that changes in some of the Funds' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance over longer-term periods. Based on the information provided and the Board's ongoing review of each Fund's performance, the Board concluded that each Fund's performance was consistent with its investment strategies.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board also considered the costs of the services provided and profits (if any) realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2012, as set forth in the materials provided to the Board, noting that the Advisor estimated that it incurred a loss in providing services to each Fund in 2012. The Board noted that the Advisor was continuing to evaluate its business plan with respect to the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors, brokers and insurance professionals who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Company and each Fund. No single factor was determinative in the Board's analysis.

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ADDITIONAL INFORMATION (CONTINUED)
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2013 (UNAUDITED)


                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187


ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Defined Portfolio Fund, LLC
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 9, 2013
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  August 9, 2013
      ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  August 9, 2013
      ---------------------

* Print the name and title of each signing officer under his or her signature.